Convertible Note and Notes Payable (Details) - Schedule of accrued interest and fair value remeasurement - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Interest And Fair Value Remeasurement Abstract
Remeasurement of conversion feature – gain/(loss)		$ 640	$ 606	$ 1,090	$ (1,108)	$ 80